PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2021	December 31, 2020
Computer equipment	$15,735	$15,735
Vehicle	63,052	63,052
Furniture and fixtures	30,832	6,224
Software	10,092	10,092
	119,711	95,103
Less: accumulated depreciation	(30,310)	(14,473)
Property and equipment, net	$89,401	$80,630

Total depreciation expense was $6,989 and $5,361 for the three months ended September 30, 2021 and 2020, respectively. Total depreciation expense was $15,837 and $8,668 for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2020	December 31, 2019

Computer equipment	$15,735	$11,658
Vehicle	63,052	-
Furniture and fixtures	6,224	-
Software	10,092	-
	95,103	11,658
Less: accumulated depreciation	(14,473)	(758)
Property and equipment, net	$80,630	$10,900

Total depreciation expense was $13,715 and $758 for the years ended December 31, 2020 and 2019, respectively.